Net finance income/(costs) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Net finance income/(costs)
Interest payable on bank loans and overdrafts	£ (1,952)	£ (1,038)	£ (1,162)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(17,262)	(19,485)	(18,351)
Interest payable on lease liabilities (note 14)	(109)	(131)
Amortization of issue costs on secured term loan facility and senior secured notes	(626)	(579)	(647)
Foreign exchange losses on retranslation of unhedged US dollar borrowings		(4,436)	(2,650)
Unwinding of discount relating to registrations	(892)	(1,508)	(2,280)
Reclassified from hedging reserve	(14,631)
Hedge ineffectiveness on cash flow hedges		(119)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives		(95)	(380)
Foreign currency options	(939)
Total finance costs	(36,411)	(27,391)	(25,470)
Interest receivable on short-term bank deposits	3	1,352	2,822
Foreign exchange gains on retranslation of unhedged US dollar borrowings (2)	48,015
Hedge ineffectiveness on cash flow hedges	1,234		139
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	58
Total finance income	49,310	1,352	2,961
Net finance income/(costs)	£ 12,899	£ (26,039)	£ (22,509)